Note Payable - Related Party and Capital Lease Obligations - Narrative (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 06, 2015	Jun. 17, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes Payable, Related Parties, Current	$ 1,105,000		$ 1,105,000		$ 1,105,000		$ 1,105,000
Interest Payable, Current			139,000		$ 139,000		73,000
Proceeds from Related Party Debt								$ 795,000
Capital Lease Obligation Term					2 years			2 years
Capital Lease Obligations Monthly Rent			7,200		$ 7,200			$ 7,200
Capital Lease Obligations			25,000		25,000		88,000	164,000
Capital Lease Obligation Unamortized Discount			3,000		3,000		6,000	8,000
Capital Leases, Future Minimum Payments Due, Next Twelve Months							86,000
Capital Leases, Future Minimum Payments Due in Two Years			7,000		7,000		7,000
Capital Leases, Future Minimum Payments, Remainder of Fiscal Year			22,000		22,000
Capital Unit, Class C [Member]
Debt Conversion, Original Debt, Amount		$ 27,300,000
Debt Conversion, Converted Instrument, Shares Issued		2,732,629
Majority Shareholder [Member]
Debt Conversion, Original Debt, Amount		$ 27,300,000
Interest Expense, Related Party								1,100,000
Proceeds from Related Party Debt								795,000
Increase (Decrease) in Notes Payable, Related Parties		1,000,000
Short-term Debt, Average Outstanding Amount								$ 27,400,000
Due To Related Party Converted To Unsecured Note Payable [Member]
Debt Conversion, Original Debt, Amount	$ 1,045,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Increase (Decrease), Net	$ 60,000
Related Party Transaction, Rate	8.00%
Interest Expense, Related Party			22,000	$ 22,000	66,000	$ 110,000	132,000
Advance to Pay for Certain Offering Expenses [Member] | Majority Shareholder [Member] | Unsecured Notes Payable [Member]
Increase (Decrease) in Notes Payable, Related Parties		$ 45,000
Laboratory and Computer Equipment [Member]
Debt Instrument, Collateral Amount			$ 247,000		$ 247,000		$ 270,000